Expense Example, No Redemption (Vanguard STAR Fund - Investor Shares, Vanguard STAR Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard STAR Fund - Investor Shares | Vanguard STAR Fund
Expense Example, No Redemption:
1 YEAR	$ 35
3 YEAR	109
5 YEAR	191
10 YEAR	$ 431